Loans to Ekidos Minerals Llp	9 Months Ended
Oct. 31, 2021
Disclosure of loans and advances to customers [Abstract]
LOANS TO EKIDOS MINERALS LLP
7.	LOANS TO EKIDOS MINERALS LLP

On March 19, 2021, pursuant to an asset purchase agreement, Silver Bull transferred $985,000 of loan receivable from Ekidos to the Company (Note 3). During the period from inception on February 5, 2021 to October 31, 2021, the Company loaned an additional $2,193,500 to Ekidos. These loans are non-interest bearing and are payable between March 31, 2022 and June 30, 2022. Refer to Note 6 for additional discussion of these loans.